UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06680

BHIRUD FUNDS INC.

(Exact name of registrant as specified in charter)

c/o Bhirud Associates, Inc.

6 Thorndal Circle Suite 205

Darien, Connecticut 06820

(Address of principal executive offices)

 (Zip code)

SURESH BHIRUD

Bhirud Associates, Inc.

6 Thorndal Circle Suite 205

Darien, Connecticut 06820

(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 662-6659

Date of fiscal year end: July 31

Date of reporting period: June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Apex Mid Cap Growth Fund

ALESCO FINANCIAL, INC.

Ticker Symbol:AFN	Cusip Number:014485106
Record Date: 10/30/2009	Meeting Date: 12/15/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve the issuance of shares of common stock and Series A voting convertible preferred stock pursuant to the Agreement and Plan of Merger, by and among Alesco Financial Inc., Cohen Brothers, LLC and Alesco Financial Holdings LLC (as assignee of Fortune Merger Sub, LLC)(the ""Merger Agreement"") and the other transactions contemplated by the merger agreement.	Against	Issuer	For	Against
2	To approve the Alesco Financial Inc. cash bonus plan.	Against	Issuer	For	Against
3	A vote for election of the following nominees: 01-Rodney E. Bennett, 02-Marc Chayette, 03-Daniel G. Cohen, 04-Thomas P. Costello, 05-G. Steven Dawson, 06-Jack Haraburda, 07-James J. McEntee, III, 08-Lance Ullom, 09-Charles W. Wolcott	Against	Issuer	For	Against
4	To adjourn the annual meeting to a later date or dates to solicit additional proxies for any or all of the foregoing matters.	Against	Issuer	For	Against

ALESCO FINANCIAL, INC.

Ticker Symbol:AFN	Cusip Number:014485106
Record Date: 10/30/2009	Meeting Date: 12/15/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve the issuance of shares of common stock and series A voting convertible preferred stock pursuant to the Agreement and Plan of Merger, by and among Alesco Financial Inc., Cohen Brothers, LLC and Alesco Financial Holdings LLC (as assignee of Fortune Merger Sub, LLC) (the ""Merger Agreement"") and the other transactions comtemplaed by the merger agreement.	Against	Issuer	For	Against
2	To approve the Alesco Financial Inc. Cash Bonus Plan.	Against	Issuer	For	Against
3	A vote for election of the following nominees: 01-Rodney E. Bennett, 02-Marc Chayette, 03-Daniel G. Cohen, 04-Thomas P. Costello, 05-G. Steven Dawson, 06-Jack Haraburda, 07-James J. McEntee,III, 08-Lance Ullom, 09-Charles W. Wolcott	Abstained	Issuer	For	N/A
4	To adjourn the Annual Meeting to a later date or dates to solicit additional proxies for any or all of the foregoing matters.	Against	Issuer	For	With

AMERICAN CAPITAL, LTD.

Ticker Symbol:ACAS	Cusip Number:02503Y103
Record Date: 12/29/2009	Meeting Date: 2/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of the authorization, with the approval of our Board of Directors, to sell shares of our common stock below the net asset value per share, subject to the limitations set forth in the proxy statement for the 2010 special meeting.	For	Issuer	For	With

AMERICAN INTERNATIONAL GROUP

Ticker Symbol:AIG	Cusip Number:026874784
Record Date: 3/19/2010	Meeting Date: 5/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
7	Shareholder proposal relating to executive ocmpensation retention upon termination of employment	For	Stockholder	Against	Against
8	Shareholder proposal relating to a shareholder advisory resolution to ratify AIG's political spending program	For	Stockholder	Against	Against

AMERICAN INTERNATIONAL GROUP

Ticker Symbol:AIG	Cusip Number:026874784
Record Date: 3/19/2010	Meeting Date: 5/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a	Election of directors: Robert H. Benmosche	For	Issuer	For	With
1b	Election of directors: Harvey Golub	For	Issuer	For	With
1c	Election of directors: Laurette T. Koellner	For	Issuer	For	With
1d	Election of directors: Christopher S. Lynch	For	Issuer	For	With
1e	Election of directors: Arthur C. Martinez	For	Issuer	For	With
1f	Election of directors: George L. Miles, Jr.	For	Issuer	For	With
1g	Election of directors: Henry S. Miller	For	Issuer	For	With
1h	Election of directors: Robert S. Miller	For	Issuer	For	With
1i	Election of directors: Suzanne Nora Johnson	For	Issuer	For	With
1j	Election of directors: Morris W. Offit	For	Issuer	For	With
1k	Election of directors: Douglas M. Steenland	For	Issuer	For	With
3	To approve a non-binding shareholder resolution on executive compensation.	For	Issuer	For	With
4	To approve the American International Group, Inc. 2010 Stock Incentive Plan	For	Issuer	For	With
5	To ratify the selection of PricewaterhouseCoopers LLP as AIG's independent registered public accounting firm for 2010	For	Issuer	For	With
6	Shareholder proposal relating to cumulative voting	For	Issuer	Against	Against

CAPSTONE TURBINE CORP.

Ticker Symbol:CPST	Cusip Number:14067D102
Record Date: 6/30/2009	Meeting Date: 8/27/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees - 01-Eliot G. Protsch, 02-Richard K. Atkinson, 03-John V. Jaggers, 04-Darren R. Jamison, 05-Noam Lotan, 06-Gary J. Mayo, 07-Gary D. Simon, 08-Holly A. Van Deursen, 09-Darrell J. Wilk	For	Issuer	For	With
2	Approval of an amendment to the Capstone Turbine Corporation amended and restated 2000 Equity Incentive Plan, as amended;	For	Issuer	For	With
3	Ratification of the selection of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending March 31, 2010; and [sic]	For	Issuer	For	With

CHINA SUNERGY

Ticker Symbol:CSUN	Cusip Number:16942X104
Record Date: 6/30/2009	Meeting Date: 8/25/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	Re-election of Mr. Jianhua Zhao as a class B director of the Company.	For	Issuer	For	With
02	Re-election of Mr. Steve Morgan as a class B director of the Company.	For	Issuer	For	With
03	Re-election of Ms. Merry Tang as a class B director of the Company.	For	Issuer	For	With
04	Appointment of the independent auditor Deloitte Touche Tohmatsu CPA Ltd. for the fiscal year 2009.	For	Issuer	For	With
05	The directors and each of Tingxiu Lu and Ruennsheng Allen Wang (each, an ""officer"") be, and thereby are, authorized to take any and every action that might be necessary to effect the foregoing resolutions 1 to 4 as such director or oficer, in his or her absolute discretion, thinks fit.	For	Issuer	For	With

CIENA CORPORATION

Ticker Symbol:CIEN	Cusip Number:171779309
Record Date: 2/16/2010	Meeting Date: 4/14/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Lawton W. Fitt	For	Issuer	For	With
1B	Election of Director: Patrick H. Nettles, Ph.D	For	Issuer	For	With
1C	Election of Director: Michael J. Rowny	For	Issuer	For	With
1D	Election of Director: Patrick T. Gallagher	For	Issuer	For	With
2	Approval of the amendment of the 2008 Omnibus Incentive Plan.	For	Issuer	For	With
3	Ratification of the appointment of PricewaterhouseCoopers LLP as Ciena's independent registered public accounting firm for the fiscal year ending October 31, 2010.	For	Issuer	For	With

CONSECO, INC.

Ticker Symbol:CNO	Cusip Number:208464883
Record Date: 3/15/2010	Meeting Date: 5/11/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: R. Glenn Hilliard	For	Issuer	For	With
1B	Election of Director: Donna A. James	For	Issuer	For	With
1C	Election of Director: R. Keith Long	For	Issuer	For	With
1D	Election of Director: Charles W. Murphy	For	Issuer	For	With
1E	Election of Director: Debra J. Perry	For	Issuer	For	With
1F	Election of Director: C. James Prieur	For	Issuer	For	With
1G	Election of Director: Neal C. Schneider	For	Issuer	For	With
1H	Election of Director: Michael T. Tokarz	For	Issuer	For	With
1I	Election of Director: John G. Turner	For	Issuer	For	With
1J	Election of Director: David K. Zwiener	For	Issuer	For	With
2	Approval of amendment to the Certificate of Incorporation to change the company's name to ""CNO Financial Group, Inc.""	For	Issuer	For	With
3	Approval of the amendment to the company's Certificate of Incorporation to preserve the value of net operting losses.	For	Issuer	For	With
4	Approval of the 2010 pay for performance incentive plan.	For	Issuer	For	With
5	Ratification of the appointment of Pricewaterhousecoopers LLP as the independent registered public accounting firm for 2010.	For	Issuer	For	With

CROCS, INC.

Ticker Symbol:CROX	Cusip Number:227046109
Record Date: 4/30/2010	Meeting Date: 6/29/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Raymond D. Croghan	For	Issuer	For	With
1B	Election of Director: Peter Jacobi	For	Issuer	For	With
1C	Election of Director: Richard L. Sharp	For	Issuer	For	With
2	Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for fiscal year 2010.	For	Issuer	For	With

DIVX, INC.

Ticker Symbol:DIVX	Cusip Number:255413106
Record Date: 4/16/2010	Meeting Date: 6/11/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees. 01-Christopher McGurk, 02-James C. Brailean	For	Issuer	For	With
2	To ratify the selection by the Audit Committe of Divx, Inc.'s (""DIVX"") Board of Directors of Ernst & Young LLP as DIVX's independent registered public accounting firm for the fiscal year ending December 31, 2010.	For	Issuer	For	With
3	To reapprove the Internal Revenue Code Section 162(M) performance criteria and award limits of the DIVX, Inc. 2006 Equity Incentive Plan to permit DIVX to continue to grant awards to DIVX's key officers that qualify as performance-based compensaton under Section 162(M) of the Internal Revenue Code.	For	Issuer	For	With

E*TRADE FINANCIAL CORP.

Ticker Symbol:ETFC	Cusip Number:269246104
Record Date: 3/15/2010	Meeting Date: 5/13/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Ronald D. Fisher	For	Issuer	For	With
1B	Election of Director: Steven J. Freiberg	For	Issuer	For	With
1C	Election of Director: Kenneth C. Griffin	For	Issuer	For	With
1D	Election of Director: Joseph M. Velli	For	Issuer	For	With
1E	Election of Director: Donna L. Weaver	For	Issuer	For	With
2	To authorize the Board of Directors to file an amended and restated Certificate of Incorporation to effect a reverse stock split of the outstanding shares of the common stock of the Company, at a specified ratio of 1-for-10.	For	Issuer	For	With
3	To approve changes to the Company's 2005 Equity Incentive Plan, including increasing share authorization by 125 million shares (subject to adjustment to 12.5 million shares if proposal 2 is adopted and implemented).	For	Issuer	For	With
4	To ratify the selection of Deloitte & Touche LLP as independent registered public accounting firm for the Company for 2010.	For	Issuer	For	With

ELIXIR GAMING TECHNOLOGIES, INC.

Ticker Symbol:EGT	Cusip Number:28661G105
Record Date: 10/5/2009	Meeting Date: 10/31/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Clarence Chung, 02-Vincent L. Divito, 03-John W. Crawford, 04-Samuel Tsang, 05-Anthony Tyen	For	Issuer	For	With
2	Vote on ratification of independent registered public accounting firm.	For	Issuer	For	With
3	Vote on the adjournment or postponement of the annual meeting to another time and date if such action is necessary for the Board of Directors to solicit additional proxies in favor of proposals 1 or 2.	For	Issuer	For	With
4	In their discretion, the proxies are authorized to vote upon such other matters as may properly come before the meeting.	For	Issuer	For	With

EMCORE CORPORATION

Ticker Symbol:EMKR	Cusip Number:290846104
Record Date: 4/2/2010	Meeting Date: 5/21/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors. Nominees: 01) Charles T. Scott; 02) Hong Q. Hou, Ph.D.; 03) Sherman McCorkle	For	Issuer	For	With
2	Ratification of the selection of KPMG LLP as EMCORE's independent registered public accounting firm for the fiscal year ending September 30, 2010.	For	Issuer	For	With
3	To approve EMCORE's 2010 Equity Incentive Plan.	For	Issuer	For	With

ENTEGRIS, INC.

Ticker Symbol:ENTG	Cusip Number:29362U104
Record Date: 3/12/2010	Meeting Date: 5/5/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees. 01-Gideon Argov, 02-Michael A. Bradley, 03-Marvin D. Burkett, 04-Michael P.C. Carns, 05-Daniel W. Christman, 06-Gary F. Klingl, 07-Roger D. McDaniel, 08-Paul L.H. Olson, 09-Brian F. Sullivan	For	Issuer	For	With
2	Ratify appointment of KPMG LLP as Entegris' independent registered public accounting firm for 1010.	For	Issuer	For	With
3	Approve Entegris 2010 stock plan.	For	Issuer	For	With

FIRSTENERGY CORP.

Ticker Symbol:FE	Cusip Number:337932107
Record Date: 3/22/2010	Meeting Date: 5/18/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Paul T. Addison, 02-Anthony J. Alexander, 03-Michael J. Anderson, 04-Dr. Carol A. Cartwright, 05-William T. Cottle, 06-Robert B. Heisler, Jr., 07-Ernest J. Novak, Jr., 08-Catherine A. Rein, 09-George M. Smart, 10-Wes M. Taylor, 11-Jesse T. Williams, Sr.	For	Issuer	For	With
2	Ratification of the appointment of the independent registered public accounting firm	For	Issuer	For	With
3	Shareholder proposal: Reduce the percentage of shares required to call special shareholder meeting	For	Stockholder	Against	Against
4	Shareholder proposal: Adopt policy to retain shares following termination of employment	For	Stockholder	Against	Against
5	Shareholder proposal: Permit shareholder action by written consent	For	Stockholder	Against	Against
6	Shareholder proposal: Adopt a majority vote standard for the election of directors	For	Stockholder	Against	Against

FOCUS MEDIA HOLDING LIMITED

Ticker Symbol:FMCN	Cusip Number:34415V109
Record Date: 11/2/2009	Meeting Date: 12/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Approval of the re-election of Daqing Qi as director to serve on the Board of Directors for a further three year term or until such Director's successor is elected and duly qualified, as set forth in the Company's Notice of Meetng enclosed herewith.	For	Issuer	For	With
1B	Approval of the re-election of Charles Chao as Director to serve on the Board of Directors for a further three year term or until such Director's successor is elected and duly qualified, as set forth in the Company's Notice of Meeting enclosed herewith.	For	Issuer	For	With
2	Approval of the election of Alex Deyi Yang as a Director to serve on the Board of Directors for a three year term or until such Director's successor is elected and duly qualified, as set forth in the Company's Notice of Meeting enclosed herewith.	For	Issuer	For	With
3	Approval of the 2010 Employee Share Option Plan and the authorization of officers to allot, issue or deliver shares pursuant to the 2010 Employee Share Option Plan.	For	Issuer	For	With
4	Approval to ratify the appointment of Deloitte Touche Tohmatsu CPA Ltd. as independent auditors of the Company for the fiscal year ending December 31, 2009, as set forth in the Company's Notice of Meeting enclosed herewith.	For	Issuer	For	With

FORD MOTOR COMPANY

Ticker Symbol:F	Cusip Number:345370860
Record Date: 3/17/2010	Meeting Date: 5/13/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Stephen G. Butler, 02-Kimberly A. Casiano, 03-Anthony F. Earley, Jr., 04-Edsel B. Ford II, 05-William Clay Ford, Jr., 06-Richard A. Gephardt, 07-Irvine O. Hockaday, Jr., 08-Richard A. Manoogian, 09-Ellen R. Marram, 10-Alan Mulally, 11-Homer A. Neal, 12-Gerald L. Shaheen, 13-John L. Thornton	For	Issuer	For	With
2	Ratification of selection of independent registered public accounting firm.	For	Issuer	For	With
3	Approval of tax benefit preservation plan.	For	Issuer	For	With
4	Relating to disclosing any prior government affiliation of directors, officers, and consultants.	For	Stockholder	Against	Against
5	Relating to consideration of a recapitalization plan to provide that all of Company's outstanding stock have one vote per share.	For	Stockholder	Against	Against
6	Relating to the Company issuing a report disclosing policies and procedures related to political contributions.	For	Stockholder	Against	Against
7	Relating to providing shareholders the opportunity to cast an advisory vote to ratify the compensation of the named executives.	For	Stockholder	Against	Against
8	Relating to the Company not funding any energy savings projects that are solely concerned with CO2 reduction.	For	Stockholder	Against	Against

GEEKNET, INC.

Ticker Symbol:LNUX	Cusip Number:36846Q104
Record Date: 3/8/2010	Meeting Date: 5/4/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Scott L. Kauffman, 02-Suzanne M. Present	For	Issuer	For	With
2	To ratify the appointment of Stonefield Josephson, Inc. as the company's independent registered public accounting firm for the fiscal year ending December 31, 2010.	For	Issuer	For	With

INTERPUBLIC GROUP OF COMPANIES, INC

Ticker Symbol:IPG	Cusip Number:460690100
Record Date: 4/5/2010	Meeting Date: 5/27/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Reginald K. Brack	For	Issuer	For	With
1B	Election of Director: Jocelyn Carter-Miller	For	Issuer	For	With
1C	Election of Director: Jill M. Considine	For	Issuer	For	With
1D	Election of Director: Richard A. Goldstein	For	Issuer	For	With
1E	Election of Director: Mary J. Steele Guilfoile	For	Issuer	For	With
1F	Election of Director: H. John Greeniaus	For	Issuer	For	With
1G	Election of Director: William T. Kerr	For	Issuer	For	With
1H	Election of Director: Michael I. Roth	For	Issuer	For	With
1I	Election of Director: David M. Thomas	For	Issuer	For	With
2	Confirm the appointment of Pricewaterhousecoopers LLP as independent registered public accounting firm for 2010.	For	Issuer	For	With
3	Shareholder proposal on special shareholder meetings.	For	Stockholder	Against	Against

JA SOLAR HOLDINGS CO., LTD.

Ticker Symbol:JASO	Cusip Number:466090107
Record Date: 6/24/2009	Meeting Date: 8/3/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	To re-elect Baofang Jin, the retiring director, and authorize the Board of Directors to fix his remuneration.	For	Issuer	For	With
3	To re-elect Huaijin Yang, the retiring director, and authorize the Board of Directors to fix his remuneration.	For	Issuer	For	With
4	To re-elect Bingyan Ren, the retiring director, and authorize the Board of Directors to fix his remuneration.	For	Issuer	For	With
5	To re-elect Honghua Xu, the retiring director, and authorize the Board of Diectors [sic] to fix his remuneration.	For	Issuer	For	With
6	To elect Jian Xie as a director of the company, and authorize the Board of Directors to fix his remuneration.	For	Issuer	For	With
7	To elect Jiqing Huang as a director of the company, and authorize the Board of Directors to fix his remuneration.	For	Issuer	For	With
8	To elect Hope Ni as a director of the company, and authorize the Board of Directors to fix her remuneration.	For	Issuer	For	With
9	As special business and as a special resolution, to approve and adopt the Third Amended and Restated Articles of Association of the Company to consolidate all amendments made to the Articles of Association pursuant to special resolution of shareholders of the Company passed on 30 June 2007 and 30 June 2008.	For	Issuer	For	With

JA SOLAR HOLDINGS CO., LTD.

Ticker Symbol:JASO	Cusip Number:466090107
Record Date: 6/1/2010	Meeting Date: 6/30/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To receive and consider the audited financial statements and the reports of the Chairman and Chief Executive Officer for the year ended December 31, 2009.	For	Issuer	For	With
2	To elect Peng Fang as a Director of the Company, and authorize the Board of Directors to fix his remuneration.	For	Issuer	For	With
3	To elect Yuwen Zhao as a Director of the Company, and authorize the Board of Directors to fix his remuneration.	For	Issuer	For	With
4	To transact such other businesss [sic] as may properly come before the meeting or any adjournment or postponement thereof.	For	Issuer	For	With

KKR FINANCIAL HOLDINGS LLC

Ticker Symbol:KFN	Cusip Number:48248A306
Record Date: 3/16/2010	Meeting Date: 4/29/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Tracy L. Collins, 02-Vincent Paul Finigan, 03-Paul M. Hazen, 04-R. Glenn Hubbard, 05-Ross J. Kari, 06-Ely L. Licht, 07-Deborah H. McAneny, 08-Scott C. Nuttall, 09-Scott A. Ryles, 10-William C. Sonneborn, 11-Willy R. Strothotte	For	Issuer	For	With
2	To ratify the Audit Committee's appointment of Deloitte & Touche LLP as KKR Financial Holdings LLC's independent registered public accounting firm for the year ending December 31, 2010.	For	Issuer	For	With

LEVEL 3 COMMUNICATIONS, INC.

Ticker Symbol:LVLT	Cusip Number:52729N100
Record Date: 3/31/2010	Meeting Date: 5/20/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees. 01-Walter Scott, Jr., 02-James Q. Crowe, 03-R. Douglas Bradbury, 04-Douglas C. Eby, 05-James O. Ellis, Jr., 06-Richard R. Jaros, 07-Robert E. Julian, 08-Michael J. Mahoney, 09-Rahul N. Merchant, 10-Charles C. Miller III, 11-Arun Netravali, 12-John T. Reed, 13-Michael B. Yanney, 14-Dr. Albert C. Yates	For	Issuer	For	With
2	To approve the granting to the Level 3 Board of Directors of discretionary authority to amend our Restated Certificate of Incorporation to effect a reverse stock split at one of four raios.	For	Issuer	For	With
3	To approve an amendment to our Restated Certificate of Incorporation increasing the number of authorized shares of our common stock, par value $.01 per share, by 400 million from 2.5 billion to 2.9 billion.	For	Issuer	For	With
4	To approve the amendment and restatement of the Level 3 Communications, Inc. 1995 Stock Plan (amended and restated as of April 1, 1998) to, among other things, extend the term of the plan to May 20, 2020 and increase the number of shares of our common stock, par value $.01 per share, that are reserved for issuance under the plan by 50 million.	For	Issuer	For	With
5	To authorize the transaction of such other business as may properly come before the annual meeting or any adjournaments [sic] or postponements thereof.	For	Issuer	For	With

MATTEL, INC.

Ticker Symbol:MAT	Cusip Number:577081102
Record Date: 3/19/2010	Meeting Date: 5/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Michael J. Dolan	For	Issuer	For	With
1B	Election of Director: Robert A. Eckert	For	Issuer	For	With
1C	Election of Director: Dr. Frances D. Fergusson	For	Issuer	For	With
1D	Election of Director: Tully M. Friedman	For	Issuer	For	With
1E	Election of Director: Dominic NG	For	Issuer	For	With
1F	Election of Director: Vasant M. Prabhu	For	Issuer	For	With
1G	Election of Director: Dr. Andrea L. Rich	For	Issuer	For	With
1H	Election of Director: Ronald L. Sargent	For	Issuer	For	With
1I	Election of Director: Dean A. Scarborough	For	Issuer	For	With
1J	Election of Director: Christopher A. Sinclair	For	Issuer	For	With
1K	Election of Director: G. Craig Sullivan	For	Issuer	For	With
1L	Election of Director: Kathy Brittain White	For	Issuer	For	With
2	Approval of the Mattel, Inc. 2010 Equity and Long-Term Compensation Plan.	For	Issuer	For	With
3	Ratification of the selection of PricewaterhouseCoopers LLP as independent registered public accounting firm for the year.	For	Issuer	For	With

MBIA INC.

Ticker Symbol:MBI	Cusip Number:55262C100
Record Date: 3/10/2010	Meeting Date: 5/4/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Joseph W. Brown	For	Issuer	For	With
1B	Election of Director: David A. Coulter	For	Issuer	For	With
1C	Election of Director: Claire L. Gaudiani	For	Issuer	For	With
1D	Election of Director: Daniel P. Kearney	For	Issuer	For	With
1E	Election of Director: Kewsong Lee	For	Issuer	For	With
1F	Election of Director: Laurence H. Meyer	For	Issuer	For	With
1G	Election of Director: Charles R. Rinehart	For	Issuer	For	With
1H	Election of Director: Theodore Shasta	For	Issuer	For	With
1I	Election of Director: Richard C. Vaughan	For	Issuer	For	With
2	To approve the Company's annual incentive plan for purposes of Section 162(M) of the Internal Revenue Code.	For	Issuer	For	With
3	Resolved, that the shareholders support the performance bonus paid to the Company's Chief Executive Officer for 2009.	For	Issuer	For	With
4	Resolved, that the shareholders support the compensation paid to the Company's senior executives as a whole for 2009.	For	Issuer	For	With
5	To ratify the selection of PricewaterhouseCoopers LLP, certified public accountants, as independent auditors for the year 2010.	For	Issuer	For	With

MEMC ELECTRONIC MATERIALS, INC.

Ticker Symbol:WFR	Cusip Number:552715104
Record Date: 2/25/2010	Meeting Date: 4/20/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Emmanuel T. Hernandez	For	Issuer	For	With
1B	Election of Director: John Marren	For	Issuer	For	With
1C	Election of Director: William E. Stevens	For	Issuer	For	With
1D	Election of Director: James B. Williams	For	Issuer	For	With
2	Ratification of the selection of KPMG LLP as our independent registered public accounting firm for the year ending December 31, 2010.	For	Issuer	For	With
3	Approval and adoption of the MEMC Electronic Materials, Inc. 2010 Equity Incentive Plan.	For	Issuer	For	With
4	In their discretion, the proxies are authorized to vote upon any other business as may properly come before the meeting and all adjournments thereof.	For	Issuer	For	With

PMI GROUP, INC.

Ticker Symbol:PMI	Cusip Number:69344M101
Record Date: 3/31/2010	Meeting Date: 5/21/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees. 01-Carmine Guerro, 02-Wayne E. Hedien, 03-Louis G. Lower II, 04-Raymond L. Ocampo Jr., 05-John D. Roach, 06-L. Stephen Smith, 07-Jose H. Villarreal, 08-Mary Lee Widener, 09-Ronald H. Zech	For	Issuer	For	With
2	Ratification of the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the year ending December 31, 2010.	For	Issuer	For	With
3	Approval of the amendment to the Certificate of Incorporation.	For	Issuer	For	With
4	Approval of the amendment to the Employee Stock Purchase Plan.	For	Issuer	For	With
5	Approval of the amendment to the Equity Incentive Plan.	For	Issuer	For	With

PMI GROUP, INC.

Ticker Symbol:PMI	Cusip Number:69344M101
Record Date: 3/31/2010	Meeting Date: 5/21/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Carmine Guerro, 02-Wayne E. Hedien, 03-Louis G. Lower II, 04-Raymond L. Ocampo Jr., 05-John D. Roach, 06-L. Stephen Smith, 07-Jose H. Villarreal, 08-Mary Lee Widener, 09-Ronald H. Zech	For	Issuer	For	With
2	Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the year ending December 31, 2010.	For	Issuer	For	With
3	Approval of the amendment to the Certificate of Incorporation.	For	Issuer	For	With
4	Approval of the amendment to the Employee Stock Purchase Plan.	For	Issuer	For	With
5	Approval of the amendment to the Equity Incentive Plan.	For	Issuer	For	With

RADIAN GROUP INC.

Ticker Symbol:RDN	Cusip Number:750236101
Record Date: 3/26/2010	Meeting Date: 5/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Herbert Wender	For	Issuer	For	With
1B	Election of Director: David C. Carney	For	Issuer	For	With
1C	Election of Director: Howard B. Culang	For	Issuer	For	With
1D	Election of Director: Stephen T. Hopkins	For	Issuer	For	With
1E	Election of Director: Sanford A. Ibrahim	For	Issuer	For	With
1F	Election of Director: James W. Jennings	For	Issuer	For	With
1G	Election of Director: Ronald W. Moore	For	Issuer	For	With
1H	Election of Director: Jan Nicholson	For	Issuer	For	With
1I	Election of Director: Robert W. Richards	For	Issuer	For	With
1J	Election of Director: Anthony W. Schweiger	For	Issuer	For	With
2	To approve the amendment to the Radian Group Inc. 2008 Equity Compensation Plan.	For	Issuer	For	With
3	To approve the amendment to the Radian Group Inc. amended and restated Certificate of Incorporation.	For	Issuer	For	With
4	To approve the Radian Group Inc. tax benefit preservation plan, as amended.	For	Issuer	For	With
5	To ratify the appointment of PricewaterhouseCoopers LLP as independent accounting firm for year ending December 31, 2010.	For	Issuer	For	With

REALNETWORKS, INC.

Ticker Symbol:RNWK	Cusip Number:75605L104
Record Date: 7/23/2009	Meeting Date: 9/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees 01-John Chapple*, 02-Robert Glaser*, 03-Pradeep Jotwani**	For	Issuer	For	With
2	To approve amendments to the Realnetworks, Inc. 2005 Stock Incentive Plan, as amended and restated, the Realnetworks, Inc. 2000 Stock Option Plan and Realnetworks, Inc. 1996 Stock Option Plan, as amended & restated, including (among other amendments) to permit a one-time stock option exchange program for eligible employees other than directors and Section 16 officers.	For	Issuer	For	With
3	Ratification of KPMG LLP as independent registered public accounting firm.	For	Issuer	For	With

RENESOLA LTD.

Ticker Symbol:SOL	Cusip Number:75971T103
Record Date: 6/25/2009	Meeting Date: 7/31/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To receive, consider and approve the Company's financial statements for the year ended 31 December 2008, together with the reports of the auditors thereon.	For	Issuer	For	With
2	To re-elect Jing Wang as a director of the Company, who is retiring by rotation and offering himself for re-election in accordance with the Company's Articles of Association.	For	Issuer	For	With
3	To approve the election of Tan Wee Seng as an independent director of the Company in accordance with the Articles of Association.	For	Issuer	For	With
4	To authorise Deloitte Touche Tohmatsu as auditors of the Company.	For	Issuer	For	With

RENTECH, INC.

Ticker Symbol:RTK	Cusip Number:760112102
Record Date: 3/25/2010	Meeting Date: 5/11/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Michael F. Ray, 02-Edward M. Stern, 03-John A. Williams	For	Issuer	For	With
2	Approval of amendment to the amended and restated Articles of Incorporation.	For	Issuer	For	With
3	Ratification of selection of independent registered public accounting firm.	For	Issuer	For	With

SANDISK CORP.

Ticker Symbol:SNDK	Cusip Number:80004C101
Record Date: 4/6/2010	Meeting Date: 6/2/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees. 01-Dr. Eli Harari, 02-Kevin Denuccio, 03-Irwin Federman, 04-Steven J. Gomo, 05-Eddy W. Hartenstein, 06-Dr. Chenming Hu, 07-Catherine P. Lego, 08-Michael E. Marks, 09-Dr. James D. Meindl	For	Issuer	For	With
2	To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year endng January 2, 2011.	For	Issuer	For	With

SEAGATE TECHNOLOGY

Ticker Symbol:STX	Cusip Number:G7945J104
Record Date: 3/4/2010	Meeting Date: 4/14/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
E1	Approval of the cancellation of Seagate-Cayman's share capital, which is necessary in order to effect the Scheme of Arrangement proposal at the time of the meeting.	For	Issuer	For	With
E2	Approval of the creation of ""Distributable Reserves"" of Seagate-Ireland which are required under Irish law in order to permit us to pay dividends and repurchase or redeem shares following the transaction. Approval of the proposal to create distributable reserves is not a condition to proceeding with the Scheme of Arrangement (the ""Distributable Reserves Proposal"").	For	Issuer	For	With
E3	Approval of a motion to adjourn the meeting to a later date to solicit additional proxies if there are insufficient proxies or shareholders, all as more fully described in proxy statement.	For	Issuer	For	With
S1	Approval of the Scheme of Arrangement, a copy of which is attached to the accompanying proxy statement as Annex ""A"".	For	Issuer	For	With
S2	Approval of a motion to adjourn the special meeting to a later date to solicit additional proxies if there are insufficient proxies or shareholders present to conduct the vote on the Scheme of Arrangement proposal or to approve the Scheme of Arrangement proposal at the end of the meeting.	For	Issuer	For	With

SIRIUS XM RADIO INC.

Ticker Symbol:SIRI	Cusip Number:82967N108
Record Date: 4/5/2010	Meeting Date: 5/27/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors for a Term of one year. Nominees: 1a. Joan L. Amble; 1b. Leon D. Black; 1c. Lawrence F. Gilberti; 1d. Eddy W. Hartenstein; 1e. James P. Holden; 1f. Mel Karmazin; 1g. James F. Mooney; 1h. Jack Shaw	For	Issuer	For	With
2	To approve our board of directors' decision to adopt and implement a short-term stockholder rights plan designed to preserve certain potential tax benefits.	For	Issuer	For	With
3	Approve an amendment to our certificate of incorporation to (i) effect a reverse stock split of our common stock by a ratio described in the proxy statement at any time prior to June 30, 2011, with the exact ratio to be set by our board of directors, and (ii) reduce the number of authorized shares of our common stock as described in the proxy statement.	For	Issuer	For	With
4	Approve the appointment of KPMG LLP as our independent registered public accountants for 2010.	For	Issuer	For	With

SOLARFUN POWER HOLDINGS CO. LTD.

Ticker Symbol:SOLF	Cusip Number:83415U108
Record Date: 11/11/2009	Meeting Date: 12/1/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To re-appoint David N.K. Wang, Rongquiang Cui and John Breckenridge as Directors of the Company, each to contnue to hold office for a three-year term beginning with his respective original contract date or until his successor is elected and qualified.	For	Issuer	For	With
2	To approve the appointment of Ernst & Young Hua Ming as independent auditor of the Company for the year ending December 31, 2009.	For	Issuer	For	With

SUNPOWER CORPORATION

Ticker Symbol:SPWRA	Cusip Number:867652109
Record Date: 3/9/2010	Meeting Date: 5/4/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-W. Steve Albrecht, 02-Betsy S. Atkins	Abstained	Issuer	For	N/A
2	Proposal to ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Company for fiscal year 2010.	For	Issuer	For	With

TASER INTERNATIONAL, INC.

Ticker Symbol:TASR	Cusip Number:87651B104
Record Date: 3/30/2010	Meeting Date: 5/27/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-John S. Caldwell, 02-Michael Garnreiter	Against	Issuer	For	Against
2	To ratify appointment of Grant Thornton LLP as the Company's independent registered public accounting firm for fiscal 2010.	Against	Issuer	For	Against

TELLABS, INC.

Ticker Symbol:TLAB	Cusip Number:879664100
Record Date: 3/1/2010	Meeting Date: 4/29/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Michael J. Birck	For	Issuer	For	With
1B	Election of Director: Linda Wells Kahangi	For	Issuer	For	With
1C	Election of Director: Robert W. Pullen	For	Issuer	For	With
1D	Election of Director: Vincent H. Tobkin	For	Issuer	For	With
2	Ratification of Ernst & Young LLP as the Company's independent registered auditors for 2010.	For	Issuer	For	With

TIVO, INC.

Ticker Symbol:TIVO	Cusip Number:888706108
Record Date: 7/2/2009	Meeting Date: 9/2/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees - 01-Randy Komisar, 02-Thomas Wolzien	For	Issuer	For	With
2	To ratify the selection of KPMG LLP as the Company's independent auditors for the fiscal year ending January 31, 2010.	For	Issuer	For	With
3	To approve an amendment to the 2008 equity incentive award plan to reserve an additional 4,000,000 shares of our common stock for issuance.	For	Issuer	For	With

VERIGY LTD.

Ticker Symbol:VRGY	Cusip Number:Y93691106
Record Date: 2/12/2010	Meeting Date: 4/6/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To re-elect Mr. Eric Meurice as a director of the Board of Directors.	For	Issuer	For	With
10	To transact any other business as may be properly transacted at the 2010 Annual General Meeting of Shareholders.	For	Issuer	For	With
2	To re-elect Mr. Steven W. Berglund as a director of the Board of Directors.	For	Issuer	For	With
3	To re-elect Dr. Claudine Simson as a director of the Board of Directors.	For	Issuer	For	With
4	To approve re-appointment of PricewaterhouseCoopers LLP to serve as the independent Singapore auditor for the fiscal year ending October 31, 2010, and to authorize the Board of Directors to fix PricwaterhouseCoopers LLP's remuneration.	For	Issuer	For	With
5	To approve annual cash compensation for Verigy's current non-employee directors for the approximately one year period commencing on the date of our 2010 Annual General Meeting of Sharehlders, and for each 12-month period thereafter.	For	Issuer	For	With
6	To approve the authorization for the Board of Directors to allot and issue ordinary shares.	For	Issuer	For	With
7	To approve the Share Purchase Mandate relating to the acquisition by Verigy of its own ordinary shares.	For	Issuer	For	With
8	To approve the amendment of the 2006 Equity Incentive Plan to increase the maximum number of ordinary shares authorized for issuance thereunder by 3,000,000, from 10,300,000 ordinary shares to 13,300,000 ordinary shares.	For	Issuer	For	With
9	To approve the amendment of the 2006 Employee Shares Purchase Plan to increase the maximum number of ordinary shares authorized for issuance thereunder by 1,500,000, from 1,700,000 ordinary shares to 3,200,000 ordinary shares.	For	Issuer	For	With

VIVUS, INC

Ticker Symbol:VVUS	Cusip Number:928551100
Record Date: 4/26/2010	Meeting Date: 6/25/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees. 01-Leland F. Wilson, 02-Peter Y. Tam, 03-Mark B. Logan, 04-Charles J. Casamento, 05-L.M. Dairiki Shortliffe	Abstained	Issuer	For	N/A
2	Approval of the 2010 Equity Incentive Plan	For	Issuer	For	With
3	Ratification of the appointment of Odenberg, Ullakko, Muranishi & Co. LLP as the independent registered public accounting firm of Vivus, Inc. for the fiscal year endng December 31, 2010.	For	Issuer	For	With

VONAGE HOLDINGS CORP.

Ticker Symbol:VG	Cusip Number:92886T201
Record Date: 10/12/2009	Meeting Date: 12/2/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees 01-Jeffrey A. Citron*; 02-Morton David*; 03-Jeffrey J. Misner*	For	Issuer	For	With
2	Ratification of the appointment of BDO Seidman, LLP as Vonage's independent registered public accounting firm for the fiscal year ending December 31, 2009.	For	Issuer	For	With

ZHONE TECHNOLOGIES, INC.

Ticker Symbol:ZHNE	Cusip Number:98950P108
Record Date: 3/16/2010	Meeting Date: 5/12/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for election of the following nominees: 01-Morteza Ejabat, 02-Michael Connors, 03-James Timmins	Abstained	Issuer	For	N/A
2	Ratification of appointment of KPMG LLP as Zhone's independent registered public accounting firm for the fiscal year ending December 31, 2010.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BHIRUD FUNDS INC.

By /s/Suresh L. Bhirud

* Suresh L. Bhirud

President and Treasurer

Date: August 18, 2010

*Print the name and title of each signing officer under his or her signature.